DSM GLOBAL LARGE CAP GROWTH FUND
Institutional Class (DSMLX)
Supplement dated March 28, 2014 to
Summary Prospectus dated October 31, 2013

At a meeting of the shareholders of the DSM Large Cap Growth Fund (the “Fund”) held on March 28, 2014, the shareholders approved the re-classification of the Fund as “non-diversified” effective immediately.  Accordingly, the following revisions are hereby made to the Summary Prospectus.

The following sentence is added to the end of the paragraph titled, “Principal Investment Strategies – Permissible Securities” on page 2 of the Institutional Class Summary Prospectus:

“The Fund is a non-diversified fund and may, from time to time, have a significant exposure to one or more issuers, industries or sectors of the economy.”

The following risk disclosure is added on page 2 of the Institutional Class Summary Prospectus:

•
Non-Diversification Risk.  A non-diversified fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund.

Please retain this Supplement with the Summary Prospectus.

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DSM LARGE CAP GROWTH FUND
Institutional Class (DSMLX)
Supplement dated March 28, 2014 to
Prospectus dated October 31, 2013, as supplemented

At a meeting of the shareholders of the DSM Large Cap Growth Fund (the “Fund”) held on March 28, 2014, the shareholders approved the re-classification of the Fund as “non-diversified” effective immediately.  Accordingly, the following revisions are hereby made to the Institutional Class Prospectus.

The following sentence is added to the end of the first paragraph titled, “Principal Investment Strategies – Permissible Securities” on page 2 of the Institutional Class Prospectus Summary Section:

“The Fund is a non-diversified fund and may, from time to time, have a significant exposure to one or more issuers, industries or sectors of the economy.”

The following risk disclosure is added on page 2 of the Institutional Class Prospectus Summary Section:

•
Non-Diversification Risk.  A non-diversified fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund.

The following sentence is added to the end of the first paragraph titled, “Principal Investment Strategies – Permissible Securities” on page 13 of the Institutional Class Prospectus:

“The Large Cap Growth Fund is a non-diversified fund and may, from time to time, have a significant exposure to one or more issuers, industries or sectors of the economy.”

The following risk disclosure replaces the “Non-Diversification Risk” disclosure on page 17 of the Institutional Class Prospectus:

•
Non-Diversification Risk (All Funds). The Funds are non-diversified, which means that there is no restriction under the Investment Company Act of 1940, as amended (“1940 Act”) on how much a Fund may invest in the securities of an issuer.  As a result, each Fund’s shares may be more volatile and fluctuate more than shares of a fund that invests in a broader range of issuers because the Funds are tied more closely to the adverse economic, political or regulatory developments affecting that issuer.  The Funds are still subject to certain diversification requirements for federal income tax purposes, which are less rigorous than the diversification requirements under federal securities law.  See “Taxation” in the Funds’ Statement of Additional Information for more information.

Please retain this Supplement with the Prospectus.

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DSM LARGE CAP GROWTH FUND
Retail Class (_________)
Supplement dated March 28, 2014 to
Prospectus dated October 31, 2013, as supplemented

At a meeting of the shareholders of the DSM Large Cap Growth Fund (the “Fund”) held on March 28, 2014, the shareholders approved the re-classification of the Fund as “non-diversified” effective immediately.  Accordingly, the following revisions are hereby made to the Retail Class Prospectus.

The following sentence is added to the end of the first paragraph titled, “Principal Investment Strategies – Permissible Securities” on page 2 of the Retail Class Prospectus Summary Section:

“The Fund is a non-diversified fund and may, from time to time, have a significant exposure to one or more issuers, industries or sectors of the economy.”

The following risk disclosure is added on page 3 of the Retail Class Prospectus Summary Section:

•
Non-Diversification Risk.  A non-diversified fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund.

The following sentence is added to the end of the first paragraph titled, “Principal Investment Strategies – Permissible Securities” on page 13 of the Retail Class Prospectus:

“The Large Cap Growth Fund is a non-diversified fund and may, from time to time, have a significant exposure to one or more issuers, industries or sectors of the economy.”

The following risk disclosure replaces the “Non-Diversification Risk” disclosure on page 17 of the Retail Class Prospectus:

•
Non-Diversification Risk (All Funds).  The Funds are non-diversified, which means that there is no restriction under the Investment Company Act of 1940, as amended (“1940 Act”) on how much a Fund may invest in the securities of an issuer.  As a result, each Fund’s shares may be more volatile and fluctuate more than shares of a fund that invests in a broader range of issuers because the Funds are tied more closely to the adverse economic, political or regulatory developments affecting that issuer.  The Funds are still subject to certain diversification requirements for federal income tax purposes, which are less rigorous than the diversification requirements under federal securities law.  See “Taxation” in the Funds’ Statement of Additional Information for more information.

Please retain this Supplement with the Prospectus.

DSM LARGE CAP GROWTH FUND
Institutional Class (DSMLX)
Retail Class (______)
Supplement dated March 28, 2014 to
Statement of Additional Information (“SAI”) dated October 31, 2013

At a meeting of the shareholders of the DSM Large Cap Growth Fund (the “Fund”) held on March 28, 2014, the shareholders approved the re-classification of the Fund as “non-diversified” effective immediately.  Accordingly, the following revisions are hereby made to the SAI.

The sections titled, “Diversification” and “Non-Diversification” on pages B-2 – B-3 of the SAI are hereby replaced with the following section:

Non-Diversification.
Each Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law.  Each Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.  Thus, the Funds may have fewer holdings than diversified funds.  As a result, a decline in the value of those holdings would cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Although each Fund is a “non-diversified” investment company, and consequently is not limited in the proportion of its assets that may be invested in the securities of a single issuer, each Fund intends to conduct its operations so as to qualify to be taxed as a “regulated investment company” for federal income tax purposes, which will relieve a Fund of any liability for federal income tax to the extent its income and capital gains are distributed to shareholders.  To so qualify, among other requirements, each Fund will limit its investment so that, at the close of each quarter of the taxable year, (1) not more than 25% of a Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer and a Fund will not own more than 10% of the outstanding voting securities of a single issuer.  The Funds’ investments in U.S. Government securities are not subject to these limitations.

Please retain this Supplement with the SAI.

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